PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
PARTY-IN-INTEREST TRANSACTIONS
PARTY-IN-INTEREST TRANSACTIONS

NOTE 5 – PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are shares of common/collective funds that are managed by AmeriServ Wealth Advisors, which is a subsidiary of the Bank and Trustee of the Plan. The balance of these funds was $24,100,209 and $21,570,989 representing 50% and 51% of net assets available for benefits as of December 31, 2025 and 2024, respectively. The Plan also invests in the Plan Sponsor’s common stock. At December 31, 2025 and 2024, the Plan held 167,531 and 145,679 shares of AmeriServ Financial, Inc. common stock, respectively. Dividends in the amount of $18,640 and $16,071 were received on common stock for the years ended December 31, 2025 and 2024, respectively. These transactions qualify as related party transactions. All other transactions which may be considered parties-in-interest transactions relate to normal Plan management and administrative services and related payment of administrative expenses as discussed in Note 2.